July 27, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                 Nationwide Life and Annuity Insurance Company
Registration of Individual Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 offered through Nationwide VL Separate Account-G

Ladies and Gentlemen:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-6 for the purpose of registering Individual Flexible Premium Variable Universal Life Insurance Policies (the "Policies") to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the Registration Statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the Registration Statement.

Most of the provisions of this Registration Statement have been previously reviewed by SEC staff and the Registration Statement is substantially similar to the Form N-6 registration statement for Individual Flexible Premium Variable Universal Life Insurance Policies issued by Nationwide through the Nationwide Separate Account-G (1933 Act No. 333-149213).  The only significant difference between this registration statement and the previously filed registration statement is the addition of a unit value credit.  The red-lining in this Registration Statement reflects the disclosure added as a result of the addition of the unit value credit.  Any other variations were made to clarify existing disclosure.  Based on these similarities, Nationwide respectfully requests selective review of the Registration Statement.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the SEC Staff, or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Sincerely,

/s/ JEANNY V. SIMAITIS

Jeanny V. Simaitis
Managing Counsel
Nationwide Life and Annuity Insurance Company

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